Share-based compensation - Stock option activity (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total Number of Options
Outstanding at April 1, 2020	7,624
Granted		7,700
Outstanding at March 31, 2021	7,624	7,624
Vested or expected to vest at March 31, 2021	7,624
Weighted Average Exercise Price
Outstanding at April 1, 2020	$ 1,000
Outstanding at March 31, 2021	1,000	$ 1,000
Vested or expected to vest at March 31, 2021	$ 1,000
Aggregate Intrinsic Value
Outstanding at March 31, 2021	$ 4,933,306
Vested or expected to vest at March 31, 2021	$ 4,933,306
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at March 31, 2021	8 years 1 month 6 days
Vested or expected to vest at March 31, 2021	8 years 1 month 6 days